INCOME TAXES	6 Months Ended
Jun. 30, 2015
INCOME TAXES [Abstract]
INCOME TAXES

7. INCOME TAXES

The effective tax rate is based on expected income (loss), statutory tax rates and incentives available in the various jurisdictions in which the Company operates. For interim financial reporting, the Company estimates the annual tax rate based on projected taxable income for the full year and records a quarterly income tax provision (benefit) in accordance with the ASC No. 740-270, “Income tax— Interim reporting”. As the year progresses, the Company refines the estimates of the year's taxable income as new information becomes available. This continual estimation process often results in a change to the expected effective tax rate for the year. When this occurs, the Company adjusts the income tax provision (benefit) during the quarter in which the change in estimate occurs so that the year-to-date provision reflects the expected annual tax rate.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than- not threshold. The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

The income tax benefits for the six months ended June 30, 2014 and 2015 were $2.0 million and $0.6 million respectively. The Company's effective tax rates for the six months ended June 30, 2014 and 2015 were 12.6% and 2.6% respectively. The decrease of effective tax rate was mainly because the release of valuation allowances of certain subsidiaries which were expected to generate profit in the current year.